PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2017
Other provisions [abstract]
Provisions

	2017	2016
At January 1	$2,246	$1,982
PERs divested during the year	(31)	—
Closed Sites
Impact of revisions to expected cash flows recorded in earnings	46	146
Settlements
Cash payments	(41)	(28)
Settlement gains	(1)	(1)
Accretion	12	10
Operating Sites
PERs arising in the year	836	134
Settlements
Cash payments	(18)	(34)
Settlement gains	(1)	(3)
Accretion	48	40
At December 31	$3,096	$2,246
Current portion (note 24)	(152)	(67)
	$2,944	$2,179

	As at December 31, 2017	As at December 31, 2016
Environmental rehabilitation ("PER")	$2,944	$2,179
Post-retirement benefits	48	72
Share-based payments	37	34
Other employee benefits	27	45
Other	85	33
	$3,141	$2,363